MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND            Two World Trade Center,
LETTER TO THE SHAREHOLDERS January 31, 2001             New York, New York 10048

DEAR SHAREHOLDER:

During the six-month period ended January 31, 2001, the U.S. economy softened as a result of interest-rate increases the Federal Reserve Board instituted in 1999 and early 2000. Consumer confidence peaked by mid October 2000, which in turn led to declining retail sales starting in November. With the economy continuing to weaken, the Fed cut interest rates a total of 100 basis points (one percentage point) in January in an attempt to boost growth.

Amid a decelerating economy, the U.S. stock market continued to experience increased volatility. Concerns about a slowdown in capital spending on technology led to additional declines of more than 20 percent in the Nasdaq composite index and the technology portion of the Standard & Poor's 500 Index (S&P 500). This contrasted sharply with the double-digit gains made by such value-oriented sectors as basic materials, financial services, transportation and utilities.

During the period under review, the Russell 2000 Value Index gained 15.4 percent while the Russell 2000 Growth Index lost 9.4 percent, marking a radical shift in leadership within the small-cap market relative to a year ago. This extreme reversal began with investors once again paying attention to relative valuations as the economy slowed, thereby buoying the performance of value sectors versus their growth counterparts. Small-cap stocks outperformed large caps during the period, continuing a trend started in 1999, with the Russell 2000 gaining 2.31 percent compared to a loss of 3.98 percent for the S&P 500.

PERFORMANCE

For the six-month period ended January 31, 2001, Morgan Stanley Dean Witter Special Value Fund's Class B shares returned 18.33 percent,

MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND
LETTER TO THE SHAREHOLDERS January 31, 2001, continued

significantly outpacing the Russell 2000 Index's 2.31 percent return.* For the same period, the Fund's Class A, C and D shares posted total returns of 18.74 percent, 18.32 percent and 18.96 percent, respectively. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The performance of the Fund's four share classes varies because each has different expenses.

The Fund's outperformance relative to its benchmark can be attributed primarily to its stock selection. Among the Fund's best performers for the period were RenaissanceRe, Alliant Techsystems and American Italian Pasta. Also contributing positively to the Fund's return were its continued underweightings in technology and telecommunications. We have maintained these underweightings relative to the Russell 2000 because we believe that many companies in these areas remain overvalued. However, we have taken advantage of the recent weakness in the market by accumulating technology companies we believe have good long-term prospects and appear to represent good values. We had one takeover within the Fund's portfolio during the period - Litton Industries was purchased by Northrop Grumman.

PORTFOLIO STRATEGY

The Fund continues to follow a bottom-up, value-oriented investment strategy that focuses on stock selection rather than sector selection. The Fund looks for companies that the portfolio manager believes are underpriced, selling at low values relative to earnings, free cash flow, book value and asset value. However, beyond merely investing in attractively priced companies, the portfolio manager seeks to identify catalysts that may lead to better market valuations for these companies.

For more than a year, we have been focusing the Fund's investments in small companies that are proactively addressing e-commerce and business-to-business initiatives. We believe that many of these companies are undervalued because they are considered part of the old economy, when in fact they are using the Internet to potentially enhance their earning power, growth cost structure and ability to adjust during periods of economic weakness.

LOOKING AHEAD

Given the current economic uncertainty and a market environment that seems to favor stock selection rather than momentum strategies, we believe that small-cap value stocks may continue to perform well.

------------
* The Russell 2000 Index is a capitalization-weighted index that comprises the 2000 smallest stocks included in the Russell 3000 Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND
LETTER TO THE SHAREHOLDERS January 31, 2001, continued

Further, we believe that the Fund's intense fundamental research, resulting in a portfolio of approximately 65 to 70 companies, as well as our strict adherence to our buy/sell valuation criteria, should contribute positively to the Fund's performance over the long term.

We appreciate your ongoing support of Morgan Stanley Dean Witter Special Value Fund and look forward to continuing to serve your investment needs.



Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                 /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                     MITCHELL M. MERIN
Chairman of the Board                      President

MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND
FUND PERFORMANCE January 31, 2001


                          AVERAGE ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------
                        CLASS A SHARES*
---------------------------------------------------------------
PERIOD ENDED 1/31/01
---------------------------
1 Year                          35.99%(1)            28.85%(2)
Since Inception (7/28/97)       10.05%(1)             8.38%(2)


                        CLASS B SHARES**
----------------------------------------------------------------
PERIOD ENDED 1/31/01
----------------------------
1 Year                               35.06%(1)        30.06%(2)
Since Inception (10/29/96)           12.56%(1)        12.24%(2)


                        CLASS C SHARES+
---------------------------------------------------------------
PERIOD ENDED 1/31/01
---------------------------
1 Year                              35.16%(1)        34.16%(2)
Since Inception (7/28/97)            9.26%(1)         9.26%(2)


                        CLASS D SHARES++
------------------------------------------------
PERIOD ENDED 1/31/01
---------------------------
1 Year                              36.50%(1)
Since Inception (7/28/97)           10.31%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.

++  Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND
PORTFOLIO OF INVESTMENTS January 31, 2001 (unaudited)


    NUMBER OF
      SHARES                                                          VALUE
--------------------------------------------------------------------------------
                    COMMON STOCKS (87.6%)
                    Advertising/Marketing Services (0.6%)
116,000             Netratings, Inc.* ......................   $  1,740,000
                                                               ------------
                    Aerospace & Defense (5.7%)

128,750             Alliant Techsystems, Inc.* .............      8,922,375
215,000             DRS Technologies Inc. ..................      3,332,500
 45,000             Litton Industries, Inc.* ...............      3,558,600
                                                               ------------
                                                                 15,813,475
                                                               ------------
                    Airlines (0.6%)
 75,000             Midwest Express Holdings, Inc.*.........      1,542,000
                                                               ------------
                    Apparel/Footwear Retail (4.1%)
275,000             Charming Shoppes, Inc.* ................      1,925,000
 85,000             Men's Wearhouse, Inc. (The)* ...........      2,692,800
235,000             Ross Stores, Inc. ......................      5,375,625
115,000             Venator Group, Inc.* ...................      1,489,250
                                                               ------------
                                                                 11,482,675
                                                               ------------
                    Beverages: Non-Alcoholic (0.1%)
190,000             Packaged Ice Inc.* .....................        410,400
                                                               ------------
                    Chemicals: Specialty (1.6%)
150,000             Polyone Corporation ....................      1,230,000
169,600             TETRA Technologies, Inc.* ..............      3,120,640
                                                               ------------
                                                                  4,350,640
                                                               ------------
                    Coal (1.0%)
164,800             Massey Energy Company ..................      2,865,872
                                                               ------------
                    Containers/Packaging (2.9%)
211,500             Aptargroup, Inc. .......................      6,328,080
133,000             Packaging Corp. of America* ............      1,875,300
                                                               ------------
                                                                  8,203,380
                                                               ------------
                    Data Processing Services (1.0%)
 70,000             National Data Corp. ....................      2,723,000
                                                               ------------
                    Electrical Products (1.5%)
162,500             Cable Design Technologies Corp.*........      3,355,625
 66,000             O2Micro International Ltd. .............        922,969
                                                               ------------
                                                                  4,278,594
                                                               ------------
                    Electronic Components (1.0%)
110,000             Artesyn Technologies, Inc.* ............      2,750,000
                                                               ------------
                    Electronic Distributors (1.0%)
125,000             Bell Microproducts Inc. ................      2,671,875
                                                               ------------
                    Electronic Equipment/Instruments (2.5%)
 90,000             Fargo Electronics Inc.* ................        421,875
615,500             Paxar Corp.* ...........................      6,585,850
                                                               ------------
                                                                  7,007,725
                                                               ------------


    NUMBER OF
      SHARES                                                          VALUE
--------------------------------------------------------------------------------
                    Electronic Production Equipment (1.1%)
155,000             Axcelis Technologies, Inc. .............   $  1,734,062
 42,000             Varian Semiconductor Equipment
                    Associates, Inc.* ......................      1,302,000
                                                               ------------
                                                                  3,036,062
                                                               ------------
                    Electronics/Appliances (0.9%)
313,400             Lo-Jack Corp. ..........................      2,389,675
                                                               ------------
                    Finance/Rental/Leasing (0.4%)
100,000             Willis Lease Finance Corp.* ............      1,087,500
                                                               ------------
                    Food: Specialty/Candy (4.5%)
290,100             American Italian Pasta Co.
                       (Class A)* ..........................      9,645,825
184,000             J & J Snack Foods Corp.* ...............      2,817,500
                                                               ------------
                                                                 12,463,325
                                                               ------------
                    Gas Distributors (3.7%)
120,000             MDU Resources Group, Inc. ..............      3,480,000
 59,700             NUI Corp. ..............................      1,605,930
190,000             WGL Holdings Inc. ......................      5,282,000
                                                               ------------
                                                                 10,367,930
                                                               ------------
                    Industrial Machinery (0.8%)
140,000             Denison International PLC (ADR)
                       (United Kingdom)* ...................      2,231,250
                                                               ------------
                    Industrial Specialties (0.6%)
 44,800             Rogers Corp.* ..........................      1,747,200
                                                               ------------
                    Information Technology Services (1.5%)
140,000             American Management Systems,
                       Inc.* ...............................      3,158,750
110,000             Complete Business Solutions,
                       Inc.* ...............................      1,168,750
                                                               ------------
                                                                  4,327,500
                                                               ------------
                    Insurance Brokers/Services (2.2%)
171,000             Corvel Corp.* ..........................      6,049,125
                                                               ------------
                    Internet Retail (0.7%)
315,900             1-800-Flowers.com, Inc. (Class A)*......      2,013,862
                                                               ------------
                    Internet Software/Services (1.1%)
300,000             Braun Consulting, Inc. .................      1,950,000
175,000             Jupiter Media Matrix Inc. ..............      1,214,063
                                                               ------------
                                                                  3,164,063
                                                               ------------
                    Life/Health Insurance (0.8%)
 85,000             Annuity and Life Re (Holdings),
                       Ltd. ................................      2,369,375
                                                               ------------
                    Marine Shipping (0.2%)
 30,000             UTI Worldwide Inc. .....................        513,750
                                                               ------------

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND
PORTFOLIO OF INVESTMENTS January 31, 2001 (unaudited) continued


    NUMBER OF
      SHARES                                                           VALUE
--------------------------------------------------------------------------------
                    Medical Specialties (7.6%)
190,000             DENTSPLY International, Inc. ............   $  6,566,875
400,000             Orthofix International N.V.* ............      8,725,000
200,400             Scott Technologies, Inc.* ...............      4,621,725
 70,000             Sybron Dental Specialties, Inc. .........      1,340,500
                                                                ------------
                                                                  21,254,100
                                                                ------------
                    Miscellaneous Commercial Services (2.0%)
263,600             GP Strategies Corp.* ....................      1,199,380
135,000             MAXIMUS, Inc.* ..........................      4,272,750
 19,000             Wackenhut Corrections Corp. .............        174,800
                                                                ------------
                                                                   5,646,930
                                                                ------------
                    Miscellaneous Manufacturing (2.3%)
172,500             Ametek, Inc. ............................      4,595,400
 94,400             Osmonics, Inc. ..........................        750,480
 62,000             Valmont Industries, Inc. ................      1,212,875
                                                                ------------
                                                                   6,558,755
                                                                ------------
                    Oil & Gas Pipelines (0.8%)
 85,000             Western Gas Resources, Inc. .............      2,269,500
                                                                ------------
                    Oil & Gas Production (3.7%)
 71,300             Evergreen Resources, Inc.* ..............      2,245,950
107,500             Forest Oil Corporation ..................      3,601,250
390,000             Hurricane Hydrocarbons Ltd.
                       (Class A) (Canada)* ..................      2,136,030
 92,000             St. Mary Land & Exploration Co.                2,443,750
                                                                ------------
                                                                  10,426,980
                                                                ------------
                    Other Consumer Services (3.3%)
158,600             Ambassadors International, Inc.*.........      2,745,763
175,000             Chemed Corp. ............................      6,475,000
                                                                ------------
                                                                   9,220,763
                                                                ------------
                    Packaged Software (1.4%)
 60,000             Legato Systems, Inc.* ...................      1,102,500
123,000             SPSS, Inc.* .............................      2,721,375
                                                                ------------
                                                                   3,823,875
                                                                ------------
                    Property - Casualty Insurers (3.5%)
 50,500             RenaissanceRe Holdings, Ltd.
                       (Bermuda) ............................      3,795,075
244,500             Trenwick Group Ltd. .....................      5,953,575
                                                                ------------
                                                                   9,748,650
                                                                ------------
                    Real Estate Investment Trusts (5.3%)
 83,000             Alexandria Real Estate Equities,
                       Inc. .................................      2,979,700
115,000             IndyMac Bancorp, Inc.* ..................      2,888,800
325,000             Mid-Atlantic Realty Trust ...............      4,225,000
157,000             Parkway Properties, Inc. ................      4,607,950
                                                                ------------
                                                                  14,701,450
                                                                ------------


    NUMBER OF
      SHARES                                                           VALUE
--------------------------------------------------------------------------------
                    Regional Banks (1.4%)
 26,500             Independent Bank Corp. ..................   $    536,625
104,940             Texas Regional Bancshares, Inc.
                       (Class A) .............................     3,456,461
                                                                ------------
                                                                   3,993,086
                                                                ------------
                    Savings Banks (1.1%)
255,600             First Niagara Financial Group,
                       Inc. .................................      2,923,425
 18,100             Local Financial Corp. ...................        243,219
                                                                ------------
                                                                   3,166,644
                                                                ------------
                    Semiconductors (1.1%)
 40,000             Actel Corp.* ............................      1,080,000
 90,000             Integrated Silicon Solution, Inc.* ......      1,912,500
                                                                ------------
                                                                   2,992,500
                                                                ------------
                    Services to the Health Industry (0.9%)
 80,000             Morrison Management Specialists,
                       Inc. .................................      2,628,000
                                                                ------------
                    Specialty Insurance (1.3%)
264,100             CNA Surety Corp. ........................      3,615,529
                                                                ------------
                    Specialty Telecommunications (1.1%)
120,000             Asia Satellite Telecommunications
                    Holdings Ltd. (ADR) (Hong Kong)                3,150,000
                                                                ------------
                    Steel (1.9%)
153,700             Cleveland-Cliffs, Inc. ..................      2,505,310
145,800             Quanex Corp. ............................      2,748,330
                                                                ------------
                                                                   5,253,640
                                                                ------------
                    Textiles (1.2%)
470,000             Polymer Group, Inc. .....................      3,243,000
                                                                ------------
                    Trucks/Construction/Farm
                    Machinery (1.7%)
255,000             Terex Corp.* ............................      4,625,700
                                                                ------------
                    Water Utilities (0.9%)
 77,600             American States Water Co. ...............      2,435,864
                                                                ------------
                    Wholesale Distributors (3.0%)
375,000             School Specialty, Inc.* .................      8,250,000
                                                                ------------
                    TOTAL COMMON STOCKS
                    (Cost $195,331,302)......................    244,605,219
                                                                ------------


                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND
PORTFOLIO OF INVESTMENTS January 31, 2001 (unaudited) continued


 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                 VALUE
------------------------------------------------------------------
              CONVERTIBLE BOND (0.5%)
              Apparel/Footwear Retail
$ 1,200       Charming Shoppes, Inc. 7.50%
              due 07/15/06 (Cost $1,170,888)......   $1,233,000
                                                     ----------
              SHORT-TERM INVESTMENTS (a) (13.2%)
              U.S. GOVERNMENT AGENCIES
 10,000       Federal Home Loan Mortgage
              Corp. 5.43% due 02/27/01 ...........    9,960,783
 27,000       Student Loan Marketing Assoc.
              5.58% due 02/02/01 .................   26,997,908
                                                     ----------
              TOTAL SHORT-TERM INVESTMENTS
              (Cost $36,958,691)..................   36,958,691
                                                     ----------
TOTAL INVESTMENTS
(Cost $233,460,881)(b).........         101.3%      282,796,910
LIABILITIES IN EXCESS OF OTHER

ASSETS ........................         ( 1.3)       (3,580,139)
                                        -----       -----------
NET ASSETS ....................         100.0%     $279,216,771
                                        =====      ============

------------

ADR  American Depository Receipt.

*    Non-income producing security.

(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $55,471,133 and the aggregate gross unrealized depreciation is $6,135,104, resulting in net unrealized appreciation of $49,336,029.


                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2001 (unaudited)

ASSETS:
Investments in securities, at value
  (cost $233,460,881)..........................................    $282,796,910
Cash ..........................................................          48,808
Receivable for:
   Shares of beneficial interest sold .........................       1,146,616
   Investments sold ...........................................         726,034
   Dividends ..................................................          64,150
Deferred organizational expenses ..............................          26,508
Prepaid expenses and other assets .............................          52,345
                                                                   ------------
   TOTAL ASSETS ...............................................     284,861,371
                                                                   ------------
LIABILITIES:
Payable for:
   Shares of beneficial interest repurchased ..................       4,945,486
   Investments purchased ......................................         247,987
   Plan of distribution fee ...................................         227,713
   Investment management fee ..................................         177,536
Accrued expenses and other payables ...........................          45,878
                                                                   ------------
   TOTAL LIABILITIES ..........................................       5,644,600
                                                                   ------------
   NET ASSETS .................................................    $279,216,771
                                                                   ============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...............................................    $229,913,312
Net unrealized appreciation ...................................      49,336,029
Accumulated net investment loss ...............................        (115,750)
Accumulated undistributed net realized gain ...................          83,180
                                                                   ------------
   NET ASSETS .................................................    $279,216,771
                                                                   ============
CLASS A SHARES:
Net Assets ....................................................      $9,457,022
Shares Outstanding (unlimited authorized, $.01 par value)......         675,287
   NET ASSET VALUE PER SHARE ..................................          $14.00
                                                                         ======
   MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset value) ............          $14.78
                                                                         ======
CLASS B SHARES:
Net Assets ....................................................    $257,400,313
Shares Outstanding (unlimited authorized, $.01 par value)......      18,904,222
   NET ASSET VALUE PER SHARE ..................................          $13.62
                                                                         ======
CLASS C SHARES:
Net Assets ....................................................      $8,732,542
Shares Outstanding (unlimited authorized, $.01 par value)......         640,538
   NET ASSET VALUE PER SHARE ..................................          $13.63
                                                                         ======
CLASS D SHARES:
Net Assets ....................................................      $3,626,894
Shares Outstanding (unlimited authorized, $.01 par value)......         256,936
   NET ASSET VALUE PER SHARE ..................................          $14.12
                                                                         ======

                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND
FINANCIAL STATEMENTS, continued


STATEMENT OF OPERATIONS
For the six months ended January 31, 2001 (unaudited)

NET INVESTMENT LOSS:
INCOME
Dividends .........................................     $ 1,161,123
Interest ..........................................         818,974
                                                        -----------
   TOTAL INCOME ...................................       1,980,097
                                                        -----------
EXPENSES
Plan of distribution fee (Class A shares) .........          10,097
Plan of distribution fee (Class B shares) .........       1,082,235
Plan of distribution fee (Class C shares) .........          30,171
Investment management fee .........................         873,622
Transfer agent fees and expenses ..................         123,123
Shareholder reports and notices ...................          33,123
Registration fees .................................          28,506
Professional fees .................................          24,328
Organizational expenses ...........................          18,060
Custodian fees ....................................          11,343
Trustees' fees and expenses .......................           5,801
Other .............................................           4,186
                                                        -----------
   TOTAL EXPENSES .................................       2,244,595
                                                        -----------
   NET INVESTMENT LOSS ............................        (264,498)
                                                        -----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain .................................       6,598,682
Net change in unrealized appreciation .............      34,460,499
                                                        -----------
   NET GAIN .......................................      41,059,181
                                                        -----------
NET INCREASE ......................................     $40,794,683
                                                        ===========


                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND
FINANCIAL STATEMENTS, continued


STATEMENT OF CHANGES IN NET ASSETS

                                                                        FOR THE SIX        FOR THE YEAR
                                                                       MONTHS ENDED            ENDED
                                                                     JANUARY 31, 2001      JULY 31, 2000
---------------------------------------------------------------------------------------------------------
                                                                       (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss) ....................................      $   (264,498)     $     30,080
Net realized gain (loss) ........................................         6,598,682        (4,983,260)
Net change in unrealized appreciation ...........................        34,460,499        17,020,664
                                                                       ------------      ------------
   NET INCREASE .................................................        40,794,683        12,067,484
                                                                       ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares ..................................................                 -            (3,427)
Class B shares ..................................................                 -          (110,185)
Class C shares ..................................................                 -            (2,468)
Class D shares ..................................................                 -            (1,412)
                                                                       ------------      ------------
   TOTAL DISTRIBUTIONS ..........................................                 -          (117,492)
                                                                       ------------      ------------
Net increase (decrease) from transactions in shares of
  beneficial interest ...........................................        22,090,544       (78,453,260)
                                                                       ------------      ------------
   NET INCREASE (DECREASE) ......................................        62,885,227       (66,503,268)
NET ASSETS:
Beginning of period .............................................       216,331,544       282,834,812
                                                                       ------------      ------------
   END OF PERIOD
   (Including a net investment loss of $115,750 and undis-
   tributed net investment income of $148,748, respectively).....      $279,216,771      $216,331,544
                                                                       ============      ============

                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS January 31, 2001 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Special Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in domestic equity securities of small capitalization companies. The Fund was organized as a Massachusetts business trust on June 21, 1996 and commenced operations on October 29, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations

MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS January 31, 2001 (unaudited) continued


by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of $179,229 which was reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS January 31, 2001 (unaudited) continued


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million and 0.725% to the portion of daily net assets exceeding $500 million.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $15,005,785 at January 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $176,237 and $943, respectively and received $13,523 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS January 31, 2001 (unaudited) continued


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2001 aggregated $94,474,498 and $89,696,247, respectively.

For the six months ended January 31, 2001, the Fund incurred brokerage commissions of $27,981 with Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. Included at January 31, 2001 in the receivable for investments sold was $208,543 for unsettled trades with DWR.

For the six months ended January 31, 2001, the Fund incurred brokerage commissions of $225 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

5. FEDERAL INCOME TAX STATUS

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $3,353,000 during fiscal 2000.

As of July 31, 2000, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS January 31, 2001 (unaudited) continued


6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                                  FOR THE SIX                       FOR THE YEAR
                                                  MONTHS ENDED                         ENDED
                                                JANUARY 31, 2001                   JULY 31, 2000
                                        -------------------------------- ----------------------------------
                                                  (unaudited)
                                             SHARES          AMOUNT            SHARES            AMOUNT
                                        --------------- ----------------  ---------------- -----------------
CLASS A SHARES
Sold ..................................     1,132,629     $ 14,732,781           743,193     $   7,984,430
Reinvestment of distributions .........             -                -               308             3,364
Redeemed ..............................    (1,059,834)     (13,713,065)         (755,160)       (8,073,321)
                                           ----------     ------------          --------     -------------
Net increase (decrease) - Class A .....        72,795        1,019,716           (11,659)          (85,527)
                                           ----------     ------------          --------     -------------
CLASS B SHARES
Sold ..................................     6,374,558       79,357,541         3,426,579        37,060,879
Reinvestment of distributions .........             -                -             9,555           102,041
Redeemed ..............................    (5,063,662)     (62,255,669)      (11,049,325)     (115,616,179)
                                           ----------     ------------       -----------     -------------
Net increase (decrease) - Class B .....     1,310,896       17,101,872        (7,613,191)      (78,453,259)
                                           ----------     ------------       -----------     -------------
CLASS C SHARES
Sold ..................................       283,881        3,539,779           194,982         2,045,906
Reinvestment of distributions .........             -                -               221             2,365
Redeemed ..............................       (69,089)        (849,253)         (232,333)       (2,430,797)
                                           ----------     ------------       -----------     -------------
Net increase (decrease) - Class C .....       214,792        2,690,526           (37,130)         (382,526)
                                           ----------     ------------       -----------     -------------
CLASS D SHARES
Sold ..................................       117,379        1,523,117           992,507        10,550,632
Reinvestment of distributions .........             -                -                22               244
Redeemed ..............................       (18,395)        (244,687)         (950,517)      (10,082,824)
                                           ----------     ------------       -----------     -------------
Net increase - Class D ................        98,984        1,278,430            42,012           468,052
                                           ----------     ------------       -----------     -------------
Net increase (decrease) in Fund .......     1,697,467       22,090,544        (7,619,968)    $ (78,453,260)
                                           ==========     ============       ===========     =============


MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                      FOR THE SIX               FOR THE YEAR ENDED JULY 31
                                                     MONTHS ENDED      ---------------------------------------------
                                                   JANUARY 31, 2001          2000             1999           1998
--------------------------------------------------------------------------------------------------------------------
CLASS A SHARES#
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..........         $11.79              $10.89            $11.68        $12.21
                                                        ------              ------            ------        ------
Income from investment operations:
 Net investment income ........................           0.03                0.08              0.06          0.03
 Net realized and unrealized gain .............           2.18                0.83              0.38          0.32
                                                        ------              ------            ------        ------
Total income from investment operations .......           2.21                0.91              0.44          0.35
                                                        ------              ------            ------        ------
Less distributions from net realized gain .....           --                 (0.01)            (1.23)        (0.88)
                                                        ------              ------            ------        ------
Net asset value, end of period ................         $14.00              $11.79            $10.89        $11.68
                                                        ======              ======            ======        ======
TOTAL RETURN+ .................................          18.74%(1)            8.32%             4.94%         2.79%
RATIOS TO AVERAGE NET ASSETS:
Expenses ......................................           1.21%(2)(3)         1.23%(3)          1.22%(3)      1.20%
Net investment income .........................           0.49%(2)(3)         0.75%(3)          0.59%(3)      0.25%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .......         $9,457              $7,105            $6,689        $7,265
Portfolio turnover rate .......................             43%(1)              69%               74%          123%




                                                 FOR THE PERIOD
                                                 JULY 28, 1997*
                                                    THROUGH
                                                 JULY 31, 1997
-----------------------------------------------------------------
CLASS A SHARES#
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..........     $12.10
                                                    ------
Income from investment operations:
 Net investment income ........................       --
 Net realized and unrealized gain .............       0.11
                                                    -------
Total income from investment operations .......       0.11
                                                    -------
Less distributions from net realized gain .....       --
                                                    -------
Net asset value, end of period ................     $12.21
TOTAL RETURN+ .................................       0.91 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ......................................       1.20%(2)
Net investment income .........................       2.27%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .......        $10
Portfolio turnover rate .......................         57%(1)

-------------

*   The date shares were first issued.
# The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND
FINANCIAL HIGHLIGHTS, continued


                                                        FOR THE SIX                    FOR THE YEAR ENDED JULY 31
                                                       MONTHS ENDED       -----------------------------------------------------
                                                     JANUARY 31, 2001            2000               1999              1998
-------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES#
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...........          $11.51                $10.71             $11.59            $12.21
                                                          ------                ------             ------            ------
Income (loss) from investment operations:
 Net investment loss ...........................           (0.02)                 --                (0.02)            (0.05)
 Net realized and unrealized gain ..............            2.13                  0.81               0.37              0.31
                                                          ------                ------             ------            ------
Total income from investment operations ........            2.11                  0.81               0.35              0.26
                                                          ------                ------             ------            ------
Less dividends and distributions from:
 Net investment income .........................             --                   --                  --                --
 Net realized gain .............................             --                  (0.01)             (1.23)            (0.88)
                                                          ------                ------             ------            ------
Total dividends and distributions ..............             --                  (0.01)             (1.23)            (0.88)
                                                          ------                ------             ------            ------
Net asset value, end of period .................          $13.62                $11.51             $10.71            $11.59
                                                          ======                ======             ======            ======
TOTAL RETURN+ ..................................           18.33 %(1)             7.53 %             4.14 %            2.02 %
RATIOS TO AVERAGE NET ASSETS:
Expenses .......................................            1.96 %(2)(3)          2.00 %(3)          1.99 %(3)         1.94 %
Net investment loss ............................           (0.26)%(2)(3)         (0.02)%(3)         (0.18)%(3)        (0.36)%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ........        $257,400              $202,446           $269,916          $372,933
Portfolio turnover rate ........................              43 %(1)               69 %               74 %             123 %



                                                   FOR THE PERIOD
                                                  OCTOBER 29, 1996*
                                                       THROUGH
                                                   JULY 31, 1997**
                                                 ------------------
CLASS B SHARES#
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...........      $10.00
                                                      ------
Income (loss) from investment operations:
 Net investment loss ...........................         --
 Net realized and unrealized gain ..............        2.24
                                                      ------
Total income from investment operations ........        2.24
                                                      ------
Less dividends and distributions from:
 Net investment income .........................       (0.01)
 Net realized gain .............................       (0.02)
                                                      ------
Total dividends and distributions ..............       (0.03)
                                                      ------
Net asset value, end of period .................      $12.21
                                                      ======
TOTAL RETURN+ ..................................       22.41 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses .......................................        2.01 %(2)
Net investment loss ............................       (0.03)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ........    $280,288
Portfolio turnover rate ........................          57 %(1)


--------------

*    Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
# The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND
FINANCIAL HIGHLIGHTS, continued


                                                        FOR THE SIX                 FOR THE YEAR ENDED JULY 31
                                                       MONTHS ENDED       -----------------------------------------------
                                                     JANUARY 31, 2001           2000              1999            1998
                                                 ------------------------ ---------------- ------------------ -----------
CLASS C SHARES#
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...........         $11.52                $10.72            $11.59          $12.21
                                                         ------                ------            ------          -----
Income (loss) from investment operations:
 Net investment loss ...........................          (0.02)                 --               (0.01)          (0.06)
 Net realized and unrealized gain ..............           2.13                  0.81              0.37            0.32
                                                         ------                ------            ------          ------
Total income from investment operations ........           2.11                  0.81              0.36            0.26
                                                         ------                ------            ------          ------
Less distributions from net realized gain ......            --                  (0.01)            (1.23)          (0.88)
                                                         ------                ------            ------          ------
Net asset value, end of period .................         $13.63                $11.52            $10.72          $11.59
                                                         ======                ======            ======          ======

TOTAL RETURN+ ..................................          18.32 %(1)             7.52%             4.24 %          2.02 %
RATIOS TO AVERAGE NET ASSETS:
Expenses .......................................           1.96 %(2)(3)          1.98%(3)          1.88 %(3)       1.95 %
Net investment income (loss) ...................          (0.26)%(2)(3)          0.00%(3)         (0.07)%(3)      (0.50)%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ........         $8,733                $4,905            $4,962          $4,728
Portfolio turnover rate ........................             43 %(1)               69%               74 %           123 %




                                                  FOR THE PERIOD
                                                  JULY 28, 1997*
                                                     THROUGH
                                                  JULY 31, 1997
                                                 ---------------
CLASS C SHARES#
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...........      $12.10
                                                      ------
Income (loss) from investment operations:
 Net investment loss ...........................         --
 Net realized and unrealized gain ..............        0.11
                                                      ------
Total income from investment operations ........        0.11
                                                      ------
Less distributions from net realized gain ......         --
                                                      ------
Net asset value, end of period .................      $12.21
                                                      ======
TOTAL RETURN+ ..................................        0.91%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses .......................................        1.94%(2)
Net investment income (loss) ...................        1.49%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ........         $11
Portfolio turnover rate ........................          57%(1)

--------------

*    The date shares were first issued.
# The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND
FINANCIAL HIGHLIGHTS, continued


                                                       FOR THE SIX               FOR THE YEAR ENDED JULY 31
                                                      MONTHS ENDED      ---------------------------------------------
                                                    JANUARY 31, 2001          2000             1999           1998
                                                 ---------------------- ---------------- ---------------- -----------
CLASS D SHARES#
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...........        $11.87               $10.94           $11.71         $12.21
                                                        ------               ------           ------         ------
Income from investment operations:
 Net investment income .........................          0.05                 0.09             0.09           0.06
 Net realized and unrealized gain ..............          2.20                 0.85             0.37           0.32
                                                        ------               ------           ------         ------
Total income from investment operations ........          2.25                 0.94             0.46           0.38
                                                        ------               ------           ------         ------
Less distributions from net realized gain ......          --                  (0.01)           (1.23)         (0.88)
                                                        ------               ------           ------         ------
Net asset value, end of period .................        $14.12               $11.87           $10.94         $11.71
                                                        ======               ======           ======         ======
TOTAL RETURN+ ..................................         18.96%(1)             8.56%            5.11%          3.04%
RATIOS TO AVERAGE NET ASSETS:
Expenses .......................................          0.96%(2)(3)          1.00%(3)         0.99%(3)       0.94%
Net investment income ..........................          0.74%(2)(3)          0.98%(3)         0.82%(3)       0.50%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ........        $3,627               $1,875           $1,268         $1,448
Portfolio turnover rate ........................            43%(1)               69%              74%           123%




                                                  FOR THE PERIOD
                                                  JULY 28, 1997*
                                                     THROUGH
                                                  JULY 31, 1997
                                                 ---------------
CLASS D SHARES#
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...........      $12.10
                                                      ------
Income from investment operations:
 Net investment income .........................         --
 Net realized and unrealized gain ..............        0.11
                                                      ------
Total income from investment operations ........        0.11
                                                      ------
Less distributions from net realized gain ......         --
                                                      ------
Net asset value, end of period .................      $12.21
                                                      ======
TOTAL RETURN+ ..................................        0.91 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses .......................................        0.94%(2)
Net investment income ..........................        2.53%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ........         $10
Portfolio turnover rate ........................          57%(1)


--------------

*   The date shares were first issued.
# The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Jenny Beth Jones
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

MORGAN STANLEY
DEAN WITTER
SPECIAL VALUE
FUND


[GRAPHIC OMITTED]


SEMIANNUAL REPORT
January 31, 2001